Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2021
Interest And Finance Costs Net
Interest and Finance Costs, net

7.       Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Interest expense	9,970	13,788	20,251	27,902
Less: Interest capitalized	(183)	(268)	(354)	(565)

Interest expense, net	9,787	13,520	19,897	27,337
Bunkers swap, put and call options cash settlements	17	1,958	464	3,494
Bunker put options premium, net	—	(429)	—	1,246
Amortization of loan fees	871	947	1,822	1,867
Bank charges	64	168	99	245
Discount of long-term receivables, net	482	(131)	528	1,948
Change in fair value of non-hedging financial instruments	(3,696)	(2,152)	(8,242)	11,337

Net total	7,525	13,881	14,568	47,474

At June 30, 2021, the Company was committed to eleven floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $531,780, maturing from April 2023 through October 2027, on which it pays fixed rates averaging 1.87% and receives floating rates based on the six-month LIBOR (Note 12).

The interest rate swap agreements are designated and qualified as cash flow hedges, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts.

The fair values of such financial instruments as of June 30, 2021, and December 31, 2020, in aggregate amounted to $25,595 (negative) and $36,183 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2021, that is expected to be reclassified into earnings within the next twelve months is $8,471.

As of June 30, 2020, the Company held one interest rate swap that did not meet hedge accounting criteria, which was expired on July 7, 2020. The change in its fair value during the first half of 2020 has been included in Change in fair value of non-hedging financial instruments and amounted to a gain of $75.

As of December 31, 2020, the Company held three put option agreements to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. During the first half of June 30, 2021, the Company sold all three put option agreements and received cash of $35. The value of the put option agreements as of June 30, 2021, and December 31, 2020, was $zero and $207 (positive), respectively. The change in the fair values during the first half of 2021 and 2020 amounting to $207(negative) and $1,788(positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria. During the first half of 2020, the Company entered six put option agreements in order to reduce the losses of the bunker swap agreements. The Company paid a total premium of $1,675 and received $429.

As of June 30, 2021, and December 31, 2020, the Company held eighteen bunker swap agreements to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of these instruments on June 30, 2021, and December 31, 2020, was $306 (negative) and $8,755 (negative), respectively. The changes in the fair values in the first half of 2021 and 2020 was $8,449 (positive) and $13,058 (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

During the first half of 2020, the Company held one call option which was expired on December 31, 2020. The change in the fair values during the first half of 2020 amounted to $142 (negative) and was included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.